Commitments and Contingencies (Details Narrative) - Patented Technology Developed [Member]	12 Months Ended
Dec. 31, 2019 USD ($) shares
Royalty percentage	25.00%
Royalty	$ 35,000
Common stock shares available for future issuance | shares	8,000,000
Individual [Member]
Royalty	$ 343,300